Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Capital Stock

6.       Capital Stock

a)	Authorized capital stock

i.	Common Stock

10,000,000,000 shares of common stock with a par value of $0.001 per share.

ii.	Preferred Stock

500,000,000 shares of preferred stock with a par value of $0.001 per share.

b)       Issued capital stock

During the period ended June 30, 2020:

On March 11, 2020, the Company issued 2,000,000 restricted shares of common stock at a price of $0.04 per share for a purchase price of $80,000 in exchange for the retirement of $60,000 of accounts payable and $20,000 for the provision of services.

During the year ended December 31, 2019:

On June 19, 2019, the Company issued 26,000,000 shares of common stock to two individuals for the exercise of stock options as follows:

·	25,000,000 shares at an exercise price of $0.002 per share for a purchase price of $50,000. As consideration, the Company retired accrued interest owing to the Chairman on his line of credit totaling $50,000; and
·	1,000,000 shares at an exercise price of $0.015 per share for a purchase price of $15,000. As consideration, the Company retired accounts payable totaling $15,000.

5.       Capital stock

a)       Authorized share capital

i.	Common stock

10,000,000,000 shares of common stock with a par value of $0.001 per share.

ii.	Preferred stock

500,000,000 shares of preferred stock with a par value of $0.001 per share.

b)      Issued share capital

During the year ended December 31, 2019:

On June 19, 2019, the Company issued 26,000,000 shares of common stock of the Company to two individuals for the exercise of stock options as follows:

·	25,000,000 shares at an exercise price of $0.002 per share for a purchase price of $50,000. As consideration, the Company retired accrued interest owing to the Chairman on his line of credit totaling $50,000; and
·	1,000,000 shares at an exercise price of $0.015 per share for a purchase price of $15,000. As consideration, the Company retired accounts payable totaling $15,000.

During the year ended December 31, 2018:

There was no activity during the year ended December 31, 2018.

5.       Capital stock

a)       Authorized share capital

i.	Common stock

During the year ended December 31, 2018:

None

During the year ended December 31, 2017:

ii.	Preferred stock

500,000,000 shares of preferred stock with a par value of $0.001 per share.

b)      Issued share capital

During the years ended December 31, 2018 and December 31, 2017:

There was no activity during the years.